ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Payables to subsidiaries and VIEs”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Parent Company

BALANCE SHEET

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	50,989	43,409	6,115
Amount due from subsidiaries and VIEs of the Company	3,698,706	3,783,399	532,881
Prepayments and other current assets	2,935	9,436	1,328
Total current assets	3,752,630	3,836,244	540,324
Other non-current assets	1,476	-	-
Total non-current assets	1,476	-	-
Total assets	3,754,106	3,836,244	540,324
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	978	-	-
Amounts due to subsidiaries and VIEs of the Company	181,598	230,306	32,438
Total current liabilities	182,576	230,306	32,438
Non-current liabilities:
Convertible loan	1,746,188	1,944,834	273,924
Investment deficit of subsidiaries and VIEs	5,416,081	5,598,492	788,531
Total non-current liabilities	7,162,269	7,543,326	1,062,455
Total liabilities	7,344,845	7,773,632	1,094,893
Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2022 and 2023; 42,812,245 shares issued as of December 31, 2022 and 2023; 38,726,637 and 38,726,637 shares outstanding as of December 31, 2022 and 2023)	26	26	4
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2022 and 2023; 32,937,193 shares issued and outstanding as of December 31, 2022 and 2023)	24	24	3
Additional paid-in capital	5,049,458	5,086,766	716,456
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively)	(142,229)	(142,229)	(20,033)
Accumulated other comprehensive loss	(102,834)	(157,502)	(22,183)
Accumulated deficit	(8,395,184)	(8,724,473)	(1,228,816)
Total shareholders’ deficit	(3,590,739)	(3,937,388)	(554,569)
Total liabilities and shareholders’ deficit	3,754,106	3,836,244	540,324

STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(e))
Operating expenses:
General and administrative	(208,594)	(77,185)	(47,078)	(6,631)
Total operating expenses	(208,594)	(77,185)	(47,078)	(6,631)
Loss from operations	(208,594)	(77,185)	(47,078)	(6,631)
Investment gains / (loss)	(27,589)	585	1,408	198
Interest expense	(30,683)	(468,358)	(185,794)	(26,169)
Foreign exchange related gains, net	—	(220)	(14)	(2)
Other expenses, net	(41)	(42)	(33)	(5)
Loss from subsidiaries and VIEs	(972,710)	(369,547)	46,198	6,508
Loss before provision for income taxes	(1,239,617)	(914,767)	(185,313)	(26,101)
Net loss	(1,239,617)	(914,767)	(185,313)	(26,101)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(108,896)	(124,677)	(143,976)	(20,278)
Net loss attributable to ordinary shareholders	(1,348,513)	(1,039,444)	(329,289)	(46,379)
Net loss	(1,239,617)	(914,767)	(185,313)	(26,101)
Foreign currency translation adjustment, net of nil tax	44,690	(231,844)	(54,668)	(7,700)
Comprehensive loss	(1,194,927)	(1,146,611)	(239,981)	(33,801)

STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows used in operating activities	(14,807)	(39,578)	(31,937)	(4,498)
Cash flows provided by investing activities	32,506	68,089	23,535	3,315
Effect of exchange rate changes on cash	1	2,845	822	116
Net increase/(decrease) in cash and cash equivalents	17,700	31,356	(7,580)	(1,067)
Cash and cash equivalents, beginning of year	1,933	19,633	50,989	7,182
Cash and cash equivalents, end of year	19,633	50,989	43,409	6,115